Financial Instruments and Financial Risk Management - Schedule of Accounts Receivable Past Due or Impaired (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable
AR accruals	$ 1,078	$ 560
Receivables impaired	0	0
Allowance for credit losses	(41)	(41)
Accounts receivable	2,091	1,427
Utilities
Accounts, Notes, Loans and Financing Receivable
New allowance from COVID-19	2	5
Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	816	738
31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	87	52
61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	26	24
Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	84	53
Trade receivable
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, gross	2,067	1,431
AR accruals	1,078	560
Receivables impaired	41	39
Trade receivable | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	751	703
Trade receivable | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	87	52
Trade receivable | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	26	24
Trade receivable | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	84	53
Other
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, gross	65	35
AR accruals	0	0
Receivables impaired	0	0
Other | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	65	35
Other | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0	0
Other | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0	0
Other | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0	0
Allowance for credit losses
Accounts, Notes, Loans and Financing Receivable
AR accruals	0	0
Allowance for credit losses	(41)	(39)
Allowance for credit losses | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0	0
Allowance for credit losses | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0	0
Allowance for credit losses | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0	0
Allowance for credit losses | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses		$ 0